SUPPLEMENT TO THE PROSPECTUS
Supplement dated January 21, 2021, to the Prospectus dated January 28, 2020.

MFS® International New Discovery Fund

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)
Portfolio Manager	Since	Title
David Antonelli	1997	Vice Chairman of MFS
Peter Fruzzetti	2004	Investment Officer of MFS
Jose Luis Garcia	2007	Investment Officer of MFS
Robert Lau	2008	Investment Officer of MFS
Sandeep Mehta	March 2020	Investment Officer of MFS
Effective April 15, 2021, David Antonelli will no longer be a portfolio manager of the fund.
Effective March 31, 2021, the following is added to the above table:
Portfolio Manager	Since	Title
Lionel Gomez	March 2021	Investment Officer of MFS

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
David Antonelli	Portfolio Manager	Employed in the investment area of MFS since 1991
Peter Fruzzetti	Portfolio Manager	Employed in the investment area of MFS since 2000
Jose Luis Garcia	Portfolio Manager	Employed in the investment area of MFS since 2002
Robert Lau	Portfolio Manager	Employed in the investment area of MFS since 2001
Sandeep Mehta	Portfolio Manager	Employed in the investment area of MFS since 2008
Effective April 15, 2021, David Antonelli will no longer be a portfolio manager of the fund.
Effective March 31, 2021, the following is added to the above table:
Portfolio Manager	Primary Role	Five Year History
Lionel Gomez	Portfolio Manager	Employed in the investment area of MFS since 2013

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